JPMorgan ActiveBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
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NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Australia — 0.1%
AngloGold Ashanti Ltd.	18,606	391,193
Perseus Mining Ltd.	203,340	308,930
		700,123
Brazil — 5.4%
Ambev SA	762,098	2,053,760
Arcos Dorados Holdings, Inc., Class A	27,084	230,214
Atacadao SA	556,592	1,811,339
B3 SA - Brasil Bolsa Balcao	2,667,396	6,815,225
Banco Bradesco SA (Preference)	519,220	1,439,124
Banco BTG Pactual SA	104,713	445,561
Banco do Brasil SA	225,764	1,815,879
BB Seguridade Participacoes SA	197,910	1,476,440
Bradespar SA (Preference)	43,565	274,196
Centrais Eletricas Brasileiras SA (Preference)	96,798	814,420
Cia Energetica de Minas Gerais (Preference)	287,124	651,025
EDP - Energias do Brasil SA	589,687	2,386,023
Gerdau SA (Preference)	122,720	795,360
Itau Unibanco Holding SA (Preference)	916,379	4,572,598
Itausa SA (Preference)	751,572	1,261,429
Localiza Rent a Car SA *	1,049	12,238
Localiza Rent a Car SA	240,041	2,800,313
Lojas Renner SA	778,402	3,336,688
MercadoLibre, Inc. *	6,449	7,620,719
Petroleo Brasileiro SA, ADR	443,143	5,140,459
Porto Seguro SA	143,330	733,549
Raia Drogasil SA	362,067	1,779,558
Rumo SA	128,105	464,593
Sendas Distribuidora SA	100,207	386,512
SLC Agricola SA	49,546	500,506
TIM SA	207,363	482,838
TOTVS SA	53,526	316,645
Vale SA, ADR	307,861	5,750,844
Vibra Energia SA	110,607	360,824
WEG SA	249,135	1,881,162
		58,410,041
Canada — 0.1%
B2Gold Corp.	123,615	489,611
Ivanhoe Mines Ltd., Class A *	39,726	373,210
		862,821
Chile — 0.4%
Banco de Chile	3,502,898	382,780
Banco Santander Chile	74,633,487	3,137,558
Cencosud SA	253,303	454,966
		3,975,304
China — 31.8%
Advanced Micro-Fabrication Equipment, Inc., Class A *	23,395	365,581

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Aier Eye Hospital Group Co. Ltd., Class A	291,094	1,422,167
Airtac International Group	82,000	2,804,333
Alibaba Group Holding Ltd. *	1,534,300	21,094,583
Angel Yeast Co. Ltd., Class A	222,709	1,374,840
Anjoy Foods Group Co. Ltd., Class A	85,700	2,026,812
ANTA Sports Products Ltd.	172,600	2,618,104
Bank of Jiangsu Co. Ltd., Class A	542,200	597,165
Bank of Ningbo Co. Ltd., Class A	337,940	1,646,954
Baoshan Iron & Steel Co. Ltd., Class A	675,300	619,176
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	5,472	223,714
Beijing Kingsoft Office Software, Inc., Class A	33,880	1,414,740
BOC Hong Kong Holdings Ltd.	132,500	463,073
BOE Technology Group Co. Ltd., Class A	1,393,400	823,268
Budweiser Brewing Co. APAC Ltd. (a)	1,179,400	3,721,385
Centre Testing International Group Co. Ltd., Class A	7,700	27,125
Chacha Food Co. Ltd., Class A	152,800	1,034,166
China Construction Bank Corp., Class H	11,659,000	7,546,765
China Life Insurance Co. Ltd., Class H	130,000	239,301
China Longyuan Power Group Corp. Ltd., Class H	673,000	929,037
China Merchants Bank Co. Ltd., Class H	1,780,500	11,548,552
China Merchants Energy Shipping Co. Ltd., Class A	319,500	303,215
China Overseas Land & Investment Ltd.	1,143,500	3,087,760
China Petroleum & Chemical Corp., Class H	3,978,000	2,148,000
China Railway Group Ltd., Class H	1,926,000	1,050,699
China Resources Gas Group Ltd.	679,100	2,855,777
China Resources Land Ltd.	560,000	2,683,832
China Resources Mixc Lifestyle Services Ltd. (a)	622,200	3,584,904
China Resources Pharmaceutical Group Ltd. (a)	557,000	419,558
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	132,200	950,737
China State Construction Engineering Corp. Ltd., Class A	393,400	323,388
China Vanke Co. Ltd., Class H	478,300	966,884
China Yangtze Power Co. Ltd., Class A	1,082,500	3,335,038
Chongqing Brewery Co. Ltd., Class A	198,000	3,537,618
Chongqing Fuling Zhacai Group Co. Ltd., Class A	58,300	230,719
CITIC Securities Co. Ltd., Class H	699,000	1,599,182
DaShenLin Pharmaceutical Group Co. Ltd., Class A	98,460	555,749
Dongfang Electric Corp. Ltd., Class H	216,800	387,214
ENN Energy Holdings Ltd.	228,900	3,448,774
ENN Natural Gas Co. Ltd., Class A	223,800	599,147
Fangda Special Steel Technology Co. Ltd., Class A	644,500	588,665
Focus Media Information Technology Co. Ltd., Class A	402,400	415,381
Foshan Haitian Flavouring & Food Co. Ltd., Class A	334,775	3,945,369
Full Truck Alliance Co. Ltd., ADR *	90,328	727,140
Fuyao Glass Industry Group Co. Ltd., Class H (a)	1,087,200	5,350,718
Guangdong Investment Ltd.	1,118,000	1,214,617
Guangzhou Automobile Group Co. Ltd., Class H	1,142,000	821,591
H World Group Ltd.	678,600	3,226,400
Haier Smart Home Co. Ltd., Class H	3,075,800	11,343,924

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Hangzhou Tigermed Consulting Co. Ltd., Class H (a)	62,800	823,790
Han's Laser Technology Industry Group Co. Ltd., Class A	193,600	804,924
Hefei Meiya Optoelectronic Technology, Inc., Class A	769,421	3,129,799
Huayu Automotive Systems Co. Ltd., Class A	616,246	1,668,044
Hubei Xingfa Chemicals Group Co. Ltd., Class A	66,800	322,653
Industrial & Commercial Bank of China Ltd., Class H	561,000	300,090
Industrial Bank Co. Ltd., Class A	86,525	226,501
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,283,213	6,201,891
Jade Bird Fire Co. Ltd., Class A	90,322	441,266
JD Health International, Inc. * (a)	292,800	2,431,510
JD Logistics, Inc. * (a)	201,300	446,224
JD.com, Inc., Class A	374,750	11,127,593
Jiangsu Hengli Hydraulic Co. Ltd., Class A	174,600	1,695,544
Joyoung Co. Ltd., Class A	143,200	395,245
Kanzhun Ltd., ADR *	111,595	2,710,643
Kingdee International Software Group Co. Ltd. *	1,128,000	2,461,873
Kunlun Energy Co. Ltd.	2,186,000	1,724,000
Kweichow Moutai Co. Ltd., Class A	16,100	4,415,381
Lenovo Group Ltd.	1,120,000	898,317
Livzon Pharmaceutical Group, Inc., Class H	168,800	574,926
Longfor Group Holdings Ltd. (b)	280,000	925,151
LONGi Green Energy Technology Co. Ltd., Class A	306,596	2,198,432
Meituan * (a)	690,770	15,442,770
Midea Group Co. Ltd., Class A	769,712	6,318,493
Montage Technology Co. Ltd., Class A	84,735	697,842
NARI Technology Co. Ltd., Class A	504,640	1,978,083
NetEase, Inc.	731,400	12,976,585
Nongfu Spring Co. Ltd., Class H (a)	63,400	358,895
Oppein Home Group, Inc., Class A	61,184	1,141,752
PetroChina Co. Ltd., Class H	2,744,000	1,467,904
Pharmaron Beijing Co. Ltd., Class H (a)	216,800	1,589,127
PICC Property & Casualty Co. Ltd., Class H	1,678,000	1,577,576
Pinduoduo, Inc., ADR *	55,490	5,436,910
Ping An Bank Co. Ltd., Class A	247,856	552,620
Ping An Insurance Group Co. of China Ltd., Class H	1,429,500	11,103,930
Poly Developments and Holdings Group Co. Ltd., Class A	480,200	1,119,277
Postal Savings Bank of China Co. Ltd., Class H (a)	917,000	624,026
Qingdao Haier Biomedical Co. Ltd., Class A	56,342	606,325
Sany Heavy Industry Co. Ltd., Class A	105,600	274,790
Shanghai Baosight Software Co. Ltd., Class A	254,393	1,888,041
Shanghai Liangxin Electrical Co. Ltd., Class A	233,400	501,964
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	309,000	544,827
Shenzhen Inovance Technology Co. Ltd., Class A	226,100	2,393,115
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	28,500	1,409,443
Shenzhou International Group Holdings Ltd.	253,500	3,192,482
Sichuan Swellfun Co. Ltd., Class A	288,500	3,496,701
Silergy Corp.	211,000	4,293,736
SITC International Holdings Co. Ltd.	116,000	253,414

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Skshu Paint Co. Ltd., Class A *	160,040	2,943,708
StarPower Semiconductor Ltd., Class A	30,174	1,417,910
Suzhou Maxwell Technologies Co. Ltd., Class A	16,260	1,071,405
TBEA Co. Ltd., Class A	364,600	1,153,959
Tencent Holdings Ltd.	820,700	39,991,824
Tingyi Cayman Islands Holding Corp.	1,682,000	2,798,198
Tongwei Co. Ltd., Class A	106,200	666,328
Topsports International Holdings Ltd. (a)	1,693,000	1,595,252
Trip.com Group Ltd. *	111,750	4,110,774
Tsingtao Brewery Co. Ltd.	40,000	386,194
Wanhua Chemical Group Co. Ltd., Class A	255,800	3,670,980
Wuliangye Yibin Co. Ltd., Class A	177,900	5,537,216
WuXi AppTec Co. Ltd., Class H (a)	38,000	493,773
Wuxi Biologics Cayman, Inc. * (a)	1,066,000	8,901,535
Xiamen Xiangyu Co. Ltd., Class A	266,200	434,359
Xinyi Glass Holdings Ltd.	1,166,000	2,482,563
Xinyi Solar Holdings Ltd.	1,092,000	1,420,652
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	113,500	962,022
YTO Express Group Co. Ltd., Class A	186,000	579,269
Yum China Holdings, Inc.	88,397	5,446,139
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	109,600	1,121,320
Zhejiang Supor Co. Ltd., Class A	422,573	3,239,278
Zhejiang Weixing New Building Materials Co. Ltd., Class A	119,900	406,512
Zhuhai Huafa Properties Co. Ltd., Class A	269,900	373,029
Zhuzhou CRRC Times Electric Co. Ltd.	259,700	1,383,512
Zijin Mining Group Co. Ltd., Class H	1,056,000	1,746,679
ZTO Express Cayman, Inc.	20,100	572,259
		344,313,915
Colombia — 0.0% ^
Ecopetrol SA	473,549	270,193
Czech Republic — 0.0% ^
Komercni Banka A/S	13,201	445,552
Ghana — 0.1%
Kosmos Energy Ltd. *	94,883	750,525
Greece — 0.2%
Hellenic Telecommunications Organization SA	55,213	870,392
JUMBO SA	19,834	356,173
Motor Oil Hellas Corinth Refineries SA	14,445	353,004
OPAP SA	54,934	824,869
		2,404,438
Hong Kong — 1.9%
AIA Group Ltd.	617,200	6,979,080
Hang Seng Bank Ltd.	84,100	1,400,536
HKT Trust & HKT Ltd.	563,000	737,629
Hong Kong Exchanges & Clearing Ltd.	136,100	6,121,450
Prudential plc	16,343	271,540

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Techtronic Industries Co. Ltd.	277,500	3,577,470
Vitasoy International Holdings Ltd.	472,000	1,002,736
WH Group Ltd. (a)	713,577	439,467
		20,529,908
Hungary — 0.3%
MOL Hungarian Oil & Gas plc	61,408	458,910
OTP Bank Nyrt.	64,191	1,934,171
Richter Gedeon Nyrt.	23,496	530,573
		2,923,654
India — 11.8%
Aarti Industries Ltd.	42,112	277,629
Aarti Pharmalabs Ltd. *	10,920	36,501
Apollo Hospitals Enterprise Ltd.	28,419	1,483,043
Asian Paints Ltd.	16,362	546,400
Axis Bank Ltd.	406,311	4,342,541
Bajaj Auto Ltd.	16,346	764,365
Bharat Electronics Ltd.	1,421,499	1,653,972
Britannia Industries Ltd.	66,145	3,495,793
Colgate-Palmolive India Ltd.	21,993	390,777
Computer Age Management Services Ltd.	22,431	627,151
Cummins India Ltd.	42,519	748,425
Dr Lal PathLabs Ltd. (a)	8,750	225,400
Dr Reddy's Laboratories Ltd.	17,590	932,869
Eicher Motors Ltd.	10,682	427,026
Godrej Properties Ltd. *	27,008	391,795
HCL Technologies Ltd.	261,011	3,599,239
HDFC Asset Management Co. Ltd. (a)	22,404	518,741
HDFC Bank Ltd., ADR	187,197	12,609,590
HDFC Life Insurance Co. Ltd. (a)	767,419	5,438,458
Hero MotoCorp Ltd.	23,086	781,700
Hindustan Unilever Ltd.	260,519	8,219,471
Housing Development Finance Corp. Ltd.	518,570	16,694,032
ICICI Bank Ltd.	765,196	7,828,852
ICICI Prudential Life Insurance Co. Ltd. (a)	128,447	711,805
IndusInd Bank Ltd.	45,074	599,087
Info Edge India Ltd.	35,241	1,590,389
Infosys Ltd.	926,766	17,455,920
ITC Ltd.	125,286	540,687
Jubilant Foodworks Ltd.	88,684	530,234
Kotak Mahindra Bank Ltd.	271,647	5,767,416
Lemon Tree Hotels Ltd. * (a)	704,458	661,178
Maruti Suzuki India Ltd.	13,032	1,420,642
Metropolis Healthcare Ltd. (a)	27,510	453,520
Multi Commodity Exchange of India Ltd.	23,008	427,025
Oil & Natural Gas Corp. Ltd.	481,401	857,788
Petronet LNG Ltd.	777,506	2,069,687
Power Grid Corp. of India Ltd.	537,129	1,425,404

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Reliance Industries Ltd.	210,287	6,066,235
Shriram Finance Ltd.	116,810	1,842,755
Tata Consultancy Services Ltd.	207,365	8,558,715
Tata Power Co. Ltd. (The)	218,802	571,700
UltraTech Cement Ltd.	18,275	1,586,368
United Spirits Ltd. *	73,796	695,067
UPL Ltd.	63,658	590,427
WNS Holdings Ltd., ADR *	11,677	989,392
		127,445,211
Indonesia — 2.2%
Adaro Energy Indonesia Tbk. PT	1,530,300	303,222
Astra International Tbk. PT	1,157,400	464,988
Bank Central Asia Tbk. PT	14,074,500	7,987,407
Bank Mandiri Persero Tbk. PT	1,213,600	808,665
Bank Negara Indonesia Persero Tbk. PT	898,100	550,527
Bank Rakyat Indonesia Persero Tbk. PT	23,930,770	7,338,800
Kalbe Farma Tbk. PT	2,787,800	383,823
Merdeka Copper Gold Tbk. PT *	755,700	239,331
Telkom Indonesia Persero Tbk. PT	19,173,400	4,955,034
Unilever Indonesia Tbk. PT	932,800	290,363
United Tractors Tbk. PT	195,100	320,307
		23,642,467
Kuwait — 0.1%
National Bank of Kuwait SAKP	300,346	1,081,179
Macau — 0.1%
Sands China Ltd. *	336,000	1,260,029
Malaysia — 0.5%
CIMB Group Holdings Bhd.	392,800	530,537
Hong Leong Bank Bhd.	83,300	401,289
IHH Healthcare Bhd.	195,800	272,227
Kuala Lumpur Kepong Bhd.	56,900	286,248
Malayan Banking Bhd.	252,800	518,490
Petronas Chemicals Group Bhd.	224,700	440,960
Press Metal Aluminium Holdings Bhd.	251,900	307,258
Public Bank Bhd.	1,746,800	1,738,796
Tenaga Nasional Bhd.	224,400	495,880
		4,991,685
Mexico — 4.2%
America Movil SAB de CV	4,115,263	4,296,544
Arca Continental SAB de CV	103,008	908,613
Cemex SAB de CV *	652,785	347,357
Coca-Cola Femsa SAB de CV	44,976	342,195
Corp. Inmobiliaria Vesta SAB de CV	254,900	693,884
Fomento Economico Mexicano SAB de CV	68,942	603,620
Gentera SAB de CV	635,316	775,315
Gruma SAB de CV, Class B	40,543	588,019

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — continued
Grupo Aeroportuario del Centro Norte SAB de CV	39,661	362,352
Grupo Aeroportuario del Pacifico SAB de CV, Class B	255,091	4,393,599
Grupo Aeroportuario del Sureste SAB de CV, Class B	125,858	3,410,240
Grupo Financiero Banorte SAB de CV, Class O	1,267,053	10,496,815
Grupo Mexico SAB de CV	268,215	1,192,905
Kimberly-Clark de Mexico SAB de CV, Class A	1,447,882	2,756,516
Qualitas Controladora SAB de CV	55,588	307,069
Regional SAB de CV	126,122	1,091,332
Southern Copper Corp.	15,992	1,202,758
Wal-Mart de Mexico SAB de CV	3,031,712	11,841,556
		45,610,689
Nigeria — 0.0% ^
Airtel Africa plc (a)	136,557	197,142
Panama — 0.1%
Copa Holdings SA, Class A *	6,176	568,686
Peru — 0.2%
Credicorp Ltd.	18,873	2,534,644
Philippines — 0.2%
ACEN Corp.	78,540	10,104
Ayala Corp.	25,270	328,633
Ayala Land, Inc.	589,400	317,900
Bank of the Philippine Islands	136,240	262,331
BDO Unibank, Inc.	169,200	381,620
SM Investments Corp.	18,280	309,118
SM Prime Holdings, Inc.	505,000	342,177
		1,951,883
Poland — 0.6%
Allegro.eu SA * (a)	150,299	1,046,164
Bank Polska Kasa Opieki SA	34,073	728,115
Dino Polska SA * (a)	27,389	2,481,299
Powszechny Zaklad Ubezpieczen SA	318,157	2,704,329
		6,959,907
Portugal — 0.2%
Jeronimo Martins SGPS SA	98,786	2,144,716
Qatar — 0.5%
Industries Qatar QSC	518,636	2,009,402
Qatar National Bank QPSC	770,720	3,820,454
		5,829,856
Russia — 0.0% ^
Gazprom PJSC, ADR ‡ *	12,780	1,426
Gazprom PJSC ‡	1,135,066	76,952
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ *	12,378	1,869
MMC Norilsk Nickel PJSC, ADR ‡ *	2,018	969
MMC Norilsk Nickel PJSC ‡	2,036	11,599
Moscow Exchange MICEX-RTS PJSC ‡ *	571,670	13,582

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Russia — continued
Rosneft Oil Co. PJSC ‡	141,777	12,439
Sberbank of Russia PJSC ‡ *	629,236	23,391
Severstal PAO, GDR ‡ * (a)	98,048	31,375
VTB Bank PJSC ‡ *	168,450,798	794
X5 Retail Group NV, GDR ‡ * (a)	13,771	3,324
		177,720
Saudi Arabia — 2.2%
Al Rajhi Bank *	208,436	4,575,434
Alinma Bank	170,274	1,500,121
Almarai Co. JSC	62,228	922,209
Arabian Contracting Services Co. *	15,195	444,382
Elm Co.	5,348	509,853
Etihad Etisalat Co.	55,145	520,966
Jarir Marketing Co.	8,417	338,317
Leejam Sports Co. JSC	17,165	388,815
Mouwasat Medical Services Co.	27,009	1,486,953
Riyad Bank	126,570	1,043,999
Riyadh Cables Group Co. *	47,567	532,325
SABIC Agri-Nutrients Co.	38,817	1,423,232
Sahara International Petrochemical Co.	30,457	303,026
Saudi Arabian Oil Co. (a)	100,646	887,949
Saudi Basic Industries Corp.	85,678	2,126,152
Saudi British Bank (The)	85,111	824,672
Saudi National Bank (The)	269,125	3,407,011
Saudi Telecom Co.	161,096	1,589,889
United International Transportation Co.	57,257	766,410
		23,591,715
Singapore — 0.1%
Sea Ltd., ADR *	18,873	1,216,365
South Africa — 4.1%
Absa Group Ltd.	60,830	699,077
African Rainbow Minerals Ltd.	16,873	275,156
Anglo American Platinum Ltd.	4,419	328,646
Anglo American plc	65,679	2,832,762
AVI Ltd.	302,372	1,290,623
Bid Corp. Ltd.	214,584	4,421,170
Bidvest Group Ltd. (The)	170,464	2,200,161
Capitec Bank Holdings Ltd.	52,063	5,377,394
Clicks Group Ltd.	176,795	2,696,429
FirstRand Ltd.	1,930,732	7,173,825
Foschini Group Ltd. (The)	65,184	407,461
Gold Fields Ltd.	41,383	471,679
Impala Platinum Holdings Ltd.	43,541	504,894
Mr Price Group Ltd.	49,814	471,401
MTN Group Ltd.	133,719	1,131,881
Naspers Ltd., Class N	15,802	3,055,143
Sanlam Ltd.	661,721	2,141,086

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — continued
Shoprite Holdings Ltd.	89,797	1,243,075
Sibanye Stillwater Ltd.	148,381	392,208
Standard Bank Group Ltd.	285,792	2,851,552
Transaction Capital Ltd.	168,928	334,943
Truworths International Ltd.	118,713	452,405
Vodacom Group Ltd.	376,494	2,645,946
Woolworths Holdings Ltd.	92,633	401,463
		43,800,380
South Korea — 12.7%
AfreecaTV Co. Ltd. *	11,576	752,579
BGF retail Co. Ltd. *	13,833	2,096,671
CJ CheilJedang Corp.	4,208	1,180,595
Coupang, Inc. *	33,385	563,873
Coway Co. Ltd. *	15,916	721,764
DL E&C Co. Ltd. *	21,394	664,720
DL Holdings Co. Ltd. *	7,294	362,892
Dongjin Semichem Co. Ltd. *	22,803	625,250
Eo Technics Co. Ltd. *	7,897	483,684
Green Cross Corp. *	1,963	206,416
Hana Financial Group, Inc.	147,104	5,844,035
Hankook Tire & Technology Co. Ltd. *	52,056	1,373,748
Hanon Systems	106,144	791,855
HL Mando Co. Ltd. *	7,229	262,922
Hugel, Inc. *	14,745	1,702,837
Hyundai Glovis Co. Ltd.	7,577	1,025,413
Hyundai Mobis Co. Ltd.	20,840	3,484,597
Hyundai Motor Co.	5,052	688,696
Industrial Bank of Korea *	93,164	777,566
ISC Co. Ltd.	27,341	798,756
JYP Entertainment Corp. *	25,742	1,526,059
K Car Co. Ltd.	67,910	707,899
KakaoBank Corp. *	14,090	312,624
Kakaopay Corp. *	5,052	252,477
Kangwon Land, Inc. *	48,123	922,128
KB Financial Group, Inc.	101,947	4,645,970
Kia Corp.	84,787	4,619,362
KIWOOM Securities Co. Ltd. *	14,921	1,196,434
Korea Gas Corp. *	13,134	356,705
Korea Investment Holdings Co. Ltd. *	19,998	1,020,492
Kumho Petrochemical Co. Ltd. *	5,383	647,441
LG Chem Ltd.	17,277	9,751,195
LG Energy Solution Ltd. *	1,644	699,276
LG H&H Co. Ltd.	5,650	3,425,362
Lotte Chemical Corp. *	2,356	340,153
NAVER Corp.	21,385	3,552,597
NCSoft Corp. *	13,434	4,972,345
Orion Corp. *	4,840	489,910

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Pan Ocean Co. Ltd. *	116,581	574,280
POSCO Holdings, Inc.	13,529	3,324,439
Samsung Biologics Co. Ltd. * (a)	4,341	2,802,898
Samsung Electro-Mechanics Co. Ltd.	19,431	2,269,404
Samsung Electronics Co. Ltd.	742,655	36,991,834
Samsung Engineering Co. Ltd. *	25,037	528,383
Samsung Fire & Marine Insurance Co. Ltd.	7,429	1,224,943
Samsung Life Insurance Co. Ltd.	12,760	734,621
Shinhan Financial Group Co. Ltd.	117,467	3,972,076
SK Hynix, Inc.	150,339	10,876,109
SK IE Technology Co. Ltd. * (a)	4,215	231,714
SK Innovation Co. Ltd. *	10,970	1,458,079
SK Telecom Co. Ltd.	36,008	1,364,527
SK, Inc.	14,384	2,326,741
SKC Co. Ltd. *	17,764	1,384,818
S-Oil Corp.	37,742	2,722,638
Yuhan Corp. *	8,605	366,275
		137,001,077
Taiwan — 15.3%
Accton Technology Corp.	500,000	4,086,139
Advantech Co. Ltd.	486,000	5,557,279
ASE Technology Holding Co. Ltd.	816,000	2,753,220
ASPEED Technology, Inc.	38,500	2,726,510
Chailease Holding Co. Ltd.	527,345	3,974,146
China Steel Corp.	702,000	742,883
Chroma ATE, Inc.	169,000	1,048,765
Compeq Manufacturing Co. Ltd.	230,000	351,958
CTBC Financial Holding Co. Ltd.	3,402,000	2,601,253
Delta Electronics, Inc.	832,000	8,068,293
E Ink Holdings, Inc.	282,000	1,636,383
E.Sun Financial Holding Co. Ltd.	3,524,427	2,886,639
Eclat Textile Co. Ltd.	281,000	4,686,319
eMemory Technology, Inc.	15,000	822,426
Faraday Technology Corp.	174,000	995,300
Feng TAY Enterprise Co. Ltd.	77,000	508,402
Formosa Plastics Corp.	559,000	1,666,306
Fubon Financial Holding Co. Ltd.	1,692,600	3,409,039
Giant Manufacturing Co. Ltd.	274,000	1,881,223
Global Unichip Corp.	96,000	2,533,773
Gold Circuit Electronics Ltd.	116,000	340,085
Hon Hai Precision Industry Co. Ltd.	1,353,000	4,511,896
Largan Precision Co. Ltd.	27,000	1,926,757
Lite-On Technology Corp.	280,000	622,188
Lotes Co. Ltd.	93,000	2,364,154
Makalot Industrial Co. Ltd.	250,000	1,825,158
MediaTek, Inc.	227,000	5,484,540
Mega Financial Holding Co. Ltd.	1,543,000	1,647,634

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Micro-Star International Co. Ltd.	195,000	856,500
momo.com, Inc.	7,920	210,764
Nan Ya Plastics Corp.	628,000	1,580,443
Nan Ya Printed Circuit Board Corp.	103,000	845,793
Nien Made Enterprise Co. Ltd.	86,000	896,363
Novatek Microelectronics Corp.	411,000	4,894,134
Nuvoton Technology Corp.	93,000	406,497
Pegavision Corp.	20,000	304,048
Poya International Co. Ltd.	19,000	330,007
President Chain Store Corp.	465,000	4,188,531
Realtek Semiconductor Corp.	288,000	3,092,800
SDI Corp.	338,000	1,291,605
Sinbon Electronics Co. Ltd.	92,000	883,910
Taiwan Cement Corp.	575,961	697,640
Taiwan Mobile Co. Ltd.	294,000	927,629
Taiwan Semiconductor Manufacturing Co. Ltd.	3,367,000	59,416,766
Unimicron Technology Corp.	308,000	1,418,030
Uni-President Enterprises Corp.	845,000	1,898,366
United Microelectronics Corp. *	1,744,000	2,853,961
Vanguard International Semiconductor Corp.	1,118,000	3,757,872
Wiwynn Corp.	124,000	3,114,590
Zhen Ding Technology Holding Ltd.	91,000	336,030
		165,860,947
Thailand — 1.9%
Advanced Info Service PCL	140,100	829,735
Airports of Thailand PCL *	561,300	1,265,795
Bangkok Dusit Medical Services PCL, Class F	869,900	786,526
Bangkok Expressway & Metro PCL, NVDR	954,600	281,012
Central Pattana PCL, NVDR	224,600	486,777
CP ALL PCL	421,000	850,403
Delta Electronics Thailand PCL, NVDR	30,000	824,220
Energy Absolute PCL, NVDR	114,700	301,538
Global Power Synergy PCL, NVDR	111,500	233,445
Gulf Energy Development PCL	280,900	459,244
Indorama Ventures PCL, NVDR	454,700	560,096
Intouch Holdings PCL, NVDR	140,200	309,806
Kasikornbank PCL, NVDR	78,500	346,220
Krung Thai Bank PCL, NVDR	1,472,600	783,461
Minor International PCL, NVDR *	234,000	236,980
PTT Exploration & Production PCL	865,900	4,520,063
PTT Global Chemical PCL	196,500	294,518
PTT PCL	785,800	794,029
SCB X PCL	1,001,700	3,172,768
SCG Packaging PCL, NVDR	190,700	303,090
Siam Cement PCL (The) (Registered)	252,700	2,578,379
Thai Oil PCL	395,963	696,896
		20,915,001

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	102,254	234,515
Abu Dhabi Islamic Bank PJSC	272,861	701,347
Abu Dhabi National Oil Co. for Distribution PJSC	512,170	614,392
ADNOC Drilling Co. PJSC	424,450	391,907
Aldar Properties PJSC	728,019	867,026
Americana Restaurants International plc *	601,872	556,487
Dubai Electricity & Water Authority PJSC	2,118,067	1,366,644
Dubai Islamic Bank PJSC	187,547	284,310
Emaar Properties PJSC	788,965	1,198,845
Emirates Telecommunications Group Co. PJSC	126,091	883,466
Fertiglobe plc	656,805	716,491
First Abu Dhabi Bank PJSC	424,043	1,572,938
Salik Co. PJSC *	1,071,034	734,803
		10,123,171
United States — 1.1%
EPAM Systems, Inc. *	10,973	3,650,168
Genpact Ltd.	79,161	3,742,732
Globant SA *	12,418	2,013,951
JS Global Lifestyle Co. Ltd. (a)	872,000	1,054,490
Parade Technologies Ltd.	58,000	1,793,574
		12,254,915
Zambia — 0.1%
First Quantum Minerals Ltd.	33,529	777,904
Total Common Stocks (Cost $1,127,770,866)		1,075,523,763
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (c) (d)(Cost $3,884,657)	3,882,327	3,884,657
Total Investments — 99.7% (Cost $1,131,655,523)		1,079,408,420
Other Assets Less Liabilities — 0.3%		2,791,393
NET ASSETS — 100.0%		1,082,199,813

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2023.
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.9%
Semiconductors & Semiconductor Equipment	10.9
Internet & Direct Marketing Retail	6.3
Interactive Media & Services	4.5
Technology Hardware, Storage & Peripherals	4.4
IT Services	3.8
Insurance	3.6
Food & Staples Retailing	3.4
Oil, Gas & Consumable Fuels	2.9
Chemicals	2.8
Food Products	2.8
Electronic Equipment, Instruments & Components	2.6
Diversified Financial Services	2.6
Beverages	2.4
Household Durables	2.3
Metals & Mining	2.2
Entertainment	1.9
Hotels, Restaurants & Leisure	1.7
Capital Markets	1.7
Real Estate Management & Development	1.6
Machinery	1.6
Life Sciences Tools & Services	1.4
Auto Components	1.2
Textiles, Apparel & Luxury Goods	1.2
Wireless Telecommunication Services	1.2
Personal Products	1.1
Transportation Infrastructure	1.0
Others (each less than 1.0%)	11.6
Short-Term Investments	0.4

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$	$	$	$
Australia	—	700,123	—	700,123
Brazil	58,410,041	—	—	58,410,041
Canada	862,821	—	—	862,821
Chile	3,975,304	—	—	3,975,304
China	15,271,569	329,042,346	—	344,313,915
Colombia	270,193	—	—	270,193
Czech Republic	—	445,552	—	445,552
Ghana	750,525	—	—	750,525
Greece	—	2,404,438	—	2,404,438
Hong Kong	—	20,529,908	—	20,529,908
Hungary	—	2,923,654	—	2,923,654
India	13,635,483	113,809,728	—	127,445,211
Indonesia	—	23,642,467	—	23,642,467
Kuwait	—	1,081,179	—	1,081,179
Macau	—	1,260,029	—	1,260,029
Malaysia	—	4,991,685	—	4,991,685
Mexico	45,610,689	—	—	45,610,689
Nigeria	—	197,142	—	197,142
Panama	568,686	—	—	568,686
Peru	2,534,644	—	—	2,534,644
Philippines	—	1,951,883	—	1,951,883
Poland	—	6,959,907	—	6,959,907
Portugal	—	2,144,716	—	2,144,716
Qatar	—	5,829,856	—	5,829,856
Russia	—	—	177,720	177,720
Saudi Arabia	532,325	23,059,390	—	23,591,715
Singapore	1,216,365	—	—	1,216,365
South Africa	12,470,408	31,329,972	—	43,800,380
South Korea	563,873	136,437,204	—	137,001,077
Taiwan	—	165,860,947	—	165,860,947
Thailand	6,911,093	14,003,908	—	20,915,001
United Arab Emirates	2,657,934	7,465,237	—	10,123,171
United States	9,406,851	2,848,064	—	12,254,915
Zambia	777,904	—	—	777,904
Total Common Stocks	176,426,708	898,919,335	177,720	1,075,523,763
Short-Term Investments
Investment Companies	3,884,657	—	—	3,884,657
Total Investments in Securities	$180,311,365	$898,919,335	$177,720	$1,079,408,420
There were no significant transfers into or out of level 3 for the period ended January 31, 2023.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (a) (b)	$3,448,509	$51,638,182	$51,212,468	$10,207	$227	$3,884,657	3,882,327	$60,450	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.